Semi-Annual Report
                          September 30, 2001 (unaudited)

                              THE MANAGERS FUNDS
                            -------------------------

U.S. STOCK MARKET PLUS FUND
SHORT DURATION GOVENMENT FUND
INTERMEDIATE DURATION GOVERNMENT FUND

WE PICK THE TALENT.  YOU REAP THE RESULTS.

TABLE OF CONTENTS
                                          BEGINS ON
                                             PAGE
                                           --------
LETTER TO SHAREHOLDERS.........................1

SCHEDULES OF PORTFOLIO INVESTMENTS ............2
  Detailed portfolio listings by security
   type, as valued at September 30, 2001

FINANCIAL STATEMENTS
  Statements of Assets and Liabilities .......10
    Funds' balance sheet, Net Asset Value (NAV)
     per share computation and cumulative
     undistributed amounts
  Statements of Operations ...................11
    Detail of sources of income, Fund expenses
     and realized and unrealized gains (losses)
     during the period
  Statements of Changes in Net Assets ........12
    Detail of changes in fund assets for the
     past two periods

FINANCIAL HIGHLIGHTS .........................14
  Historical net asset values per share,
   total returns, expense ratios, turnover ratios
   and total net assets for each Fund

NOTES TO FINANCIAL STATEMENTS ................17
  Accounting and distribution policies,
   details of agreements and transactions
   with Fund management and descriptions of
   certain investment practices and associated
   risks

THE MANAGERS FUNDS PERFORMANCE................42
  Complete performance table for all of The
   Managers Funds as of September 30, 2001

Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

LETTER TO SHAREHOLDERS
-----------------------------------------------------------------
Dear Fellow Shareholders:

     We, like all civilized people were shocked and saddened on September 11th, as we watched innocent people suffer and perish as a result of the terrorist attacks.
Our thoughts, prayers and sympathies are directed to all the world during this hostile period, but particularly to those who have been directly affected. Our sincerest appreciation and admiration are directed to those who did and/or continue to risk their lives to help others in need.

     While the most profound and important effects of the recent terrorist attacks are personal, we, as stewards of your investments, must also focus on the economic and financial consequences. The economic slowdown and accompanying financial market turbulence that began in early 2000 and worsened throughout 2001 was merely exacerbated by the events of September 11th and the destructive activities that have continued in various forms since. The extremely fertile business environment that we experienced throughout the late nineties, low inflation, high employment, rising productivity, falling interest rates and favorable demographic trends all contributed to a virtuous economic cycle, encouraged investors and business leaders to rapidly build up capacity in all manner of businesses. This was especially true in the technology and communication arenas where demand was clearly accelerating and investors' willingness to put their ever rising wealth at risk drove the cost of capital to all time lows. In fact business leaders had no good incentive to refrain from the rapid build out, and those that did were at serious risk of being driven to obsolescence, acquired by an aggressive upstart or fired. Despite what is plainly clear in hindsight, many very intelligent people made many bad decisions that were quite rational and even possibly unavoidable given the environment they were in at the time. This is a business cycle, and as usual, just as it started to seem that technology and education would enable us to avoid such things, the virtuous cycle sputtered. Even though it is typical in many respects, as always, the cycle is somewhat different this time around.
The recent terrorist attacks, the additional costs and resources that will be expended in order to heighten security, and the prospect of an extended military conflict have added more uncertainty to the shape and duration of the current cycle.

     Although the economic backdrop at the end of September was as bad as it has been for some time, there have been some positive economic developments. The U.S. government and several foreign central banks have adopted very stimulative positions. In addition, the resiliency of the U.S. financial system in the face of such a tragedy was a significant plus. Although the U.S. financial markets did shut down for their longest duration since 1918, all systems functioned perfectly when they reopened. It also appeared that the worst of the technology inventory glut has been worked through, which means that when demand picks up again, production should ramp up as well. Not surprisingly, given the economic backdrop, the financial markets have, in many respects, reversed. High growth, high risk, new economy stocks that had been high flyers until 2000 have been decimated, the businesses often starving for cash and unable to scour up relief from the capital markets. On the other hand, steadily profitable, old economy companies have fared much better. Meanwhile, most fixed-income investments have performed rather well.
As a result of the Federal Reserve's aggressive easing, short-term and intermediate-term interest rates have fallen significantly in 2001. While we noted in our last report that the flatly shaped yield curve present in early and mid-2000 was correctly forecasting a slowing economy, the recent steepening of the curve portends a more positive economic environment going forward.

     Within this environment, the three Funds covered within this report have performed within our expectations.
While we are never pleased to produce negative returns, Managers Stock Market Plus's return of -10.00% is mostly attributable to its goal of tracking closely the performance of the S&P 500 Index which returned -9.68% during the period. Managers Short Duration Government returned 3.59%, modestly outperforming it's benchmark, and Managers Intermediate Duration Government returned 4.31%, virtually even with its benchmark, during the period.
Detailed portfolio listings and financial statements for each of the Funds are included within this report. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website at www.managersfunds.com. We thank you for your investment in The Managers Funds.

                                 Sincerely,

                                 Peter M. Lebovitz, President

---------------------------------------------------------
MANAGERS U.S. STOCK MARKET PLUS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
September 30, 2001
---------------------------------------------------------

-----------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT             VALUE
-----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 74.6% 1
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.0%
FHLMC 30 Year, 6.500%, TBA                       $7,500,000         $7,635,938
FHLMC, 9.500%, 07/01/02                               2,192              2,209
                                                                    ----------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                       7,638,147
                                                                    ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.9%
FNMA 30 Year, 6.500%, TBA                         3,300,000          3,343,312
FNMA, 7.000%, 08/01/27 through 02/01/29           4,911,399          5,097,093
FNMA, 7.070%, 09/01/18 2                            184,934            190,166
FNMA 30 Year, 7.500%, TBA                        11,700,000         12,137,625
FNMA IO Strip, 7.500%, 04/01/23                   4,641,691            703,495
FNMA IO Strip, 8.000%, 03/25/23 through 11/01/23  7,113,569          1,378,482
FNMA, 12.500%, 09/01/12                              35,473             40,612
                                                                    ----------
	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
22,890,785
                                                                    ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 34.7%
GNMA, 6.000%, 04/20/29                            4,084,375          4,149,905
GNMA, 6.375%, 05/20/16 through 06/20/212          1,898,915          1,943,913
GNMA, 6.500%, 03/15/28 through 05/15/29          14,273,660         14,612,949
GNMA, 6.750%, 09/20/212                             282,332            291,016
GNMA, 7.375%, 02/20/16 through 02/20/212          1,404,365          1,432,614
GNMA 30 Year, 7.500%, TBA                         1,400,000          1,459,063
GNMA, 7.500%, 09/15/29 through 11/15/29           1,194,387          1,247,011
GNMA, 7.625%, 12/20/172                           1,445,249          1,481,148
                                                                     ---------
	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                26,617,619
                                                                    ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(cost $56,652,772)                                            57,146,551
                                                                    ----------
CORPORATE BONDS - 57.3%
ASSET BACKED - 34.6%
America West Airlines Inc., 7.100%, 04/02/213       375,000            354,716
American Airlines Inc., 6.817%, 05/23/113           300,000            289,527
Continental Airlines Inc., 7.707%, 04/02/21         850,000            825,060
CS First Boston Mortgage Securities Corp.,
  6.550%, 11/17/07                                  600,000            636,090
Delta Air Lines Inc., 7.570%, 11/18/10              750,000            763,830
Delta Airlines Inc., 7.299%, 09/18/06               150,000            162,558
First Union Commercial Mortgage
  Securities, Inc., 6.650%, 12/18/07                400,000            425,955
First Union-Lehman Brothers-Bank of America
 Commercial Mortgage Trust, 6.560%, 11/18/08      5,000,000          5,326,121

     The accompanying notes are an integral part of these financial statements.

                          2

--------------------------------------------------------------------------------
MANAGERS U.S. STOCK MARKET PLUS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
--------------------------------------------------------------------------------

GMAC Commercial Mortgage Securities,
  6.420%, 08/15/08                                5,500,000          5,783,245
Long Beach Mortgage Loan Trust, 4.530%, 06/25/31  1,000,000            997,186
Long Beach Mortgage Loan Trust, 3.564%, 09/25/31    490,000            478,056
Morgan Stanley Capital, 6.550%, 03/15/30	        3,100,000          3,292,505
Morgan Stanley Dean Witter Capital,
  4.530%, 08/25/09                                  800,000            780,500
Nomura Asset Securities Corp.,
 Series 1998-D6, Class A1B, 6.590%, 03/17/28      5,000,000          5,309,659
Northwest Airlines Inc., 6.841%, 04/01/11           375,000            356,479
Southern Pacific Secured Asset Corp.,
  2.861%, 04/25/27                                  420,748            420,768
United AirLines Inc., 6.201%, 09/01/08              400,000            365,232
                                                                    ----------
	TOTAL ASSET BACKED
26,567,487
                                                                    ----------

FINANCE - 7.2%
Ford Motor Credit Co., 6.875%, 02/01/06           1,825,000          1,879,270
GATX Capital Corp., 7.750%, 12/01/06                500,000            429,305
GMAC, 6.875%, 09/15/11                              450,000            441,271
GMAC, 7.250% 03/02/11                             1,200,000          1,213,903
SouthTrust Corp., 8.625%, 05/15/04                  535,000            583,369
Washington Mutual Bank FA, 6.875%, 06/15/11         925,000            970,492
                                                                     ---------
	TOTAL FINANCE                                                  5,517,610
                                                                     ---------

INDUSTRIALS - 14.9%
Clear Channel Communications, 7.250%, 09/15/03      825,000            868,797
Daimler Chrysler NA Holding Corp., 6.400%, 05/15/06 600,000            607,123
Daimler Chrysler NA Holding Corp., 6.900%,
  09/01/04                                        1,400,000          1,458,800
Delhaize America Inc. 8.125%, 04/15/113           1,050,000          1,155,704
Dial Corp. (The), 7.000%, 08/15/06                  500,000            503,376
FedEx Corp., 6.875%, 02/15/063                      975,000          1,017,344
Houghton Mifflin Co., 7.125%, 04/01/04              550,000            575,050
International Paper Co., 8.000%, 11/01/23           400,000            423,888
K-Mart Corp., 9.875%, 06/15/083                     500,000            454,360
Potash Corp., 7.750%, 05/31/11                    1,050,000          1,120,031
Safeway Inc., 7.250%, 09/15/04                      250,000            268,968
Santa Fe Pacific Corp., 8.625%, 11/01/04	          280,000            306,904
Toys R Us Inc., 7.625%, 08/01/113                   475,000            483,419
TRW Inc., 6.500%, 06/01/02                          275,000            278,845
TRW Inc., 6.625%, 06/01/04                          900,000            925,949
Wellpoint Health Networks, 6.375%, 06/15/06         200,000            205,754
WorldCom Inc, 7.550%, 04/01/04                      725,000            761,591
                                                                     ----------
	TOTAL INDUSTRIALS                                             11,415,903
                                                                     ----------

     The accompanying notes are an integral part of these financial statements.

                        3

--------------------------------------------------------------------------------
MANAGERS U.S. STOCK MARKET PLUS FUND
SCHEDULE OF PORTOLIO INVESTMENTS (continued)
--------------------------------------------------------------------------------

UTILITIES - 0.6%
AES Corp., 7.375%, 06/15/03                         500,000            460,000
                                                                    ----------
TOTAL CORPORATE BONDS (cost $43,022,445)                            43,961,000
                                                                    ----------

FOREIGN CORPORATE OBLIGATIONS - 1.1%
Telefonica Europe, 7.750%, 09/15/10
	(cost $800,208)                               775,000           832,917
                                                                    ----------
S&P 500 SWAP - 0.1%                                 NOTIONAL
Morgan Guaranty Trust Co. Swap, receive              AMOUNT
S&P 500 Index,  pay 3-Month LIBOR                -----------
+35 basis points, expires 03/19/02	            $28,357,238            58,416
                                                                    ---------

PREFERRED STOCK - 11.2%                              SHARES
Home Ownership Funding Corp.3                        -------
(cost $9,515,385)                                    11,700         8,611,738
                                                                    ---------

SHORT-TERM INVESTMENTS - 19.0%
OTHER INVESTMENT COMPANIES - 8.3%
JPMorgan Prime Money Market Fund
 Institutional Class Shares, 3.230%4              6,347,853         6,347,853
                                                                    ---------

REPURCHASE AGREEMENT - 3.9%                        PRINCIPAL
State Street Bank & Trust Co., dated 09/28/01,      AMOUNT
 due 10/01/01, 2.050%, total to be received        ---------
 $3,021,988 (secured  by $3,030,000 FNMA 4.530%,
 due 05/23/03), at cost                            3,021,472        3,021,472
                                                                    ---------

U.S. GOVERNMENT AGENCY
 DISCOUNT NOTES - 6.8% 5,6
FNMA, 0.000%, 02/25/02 through 5/03/02	         5,110,000        5,043,828
FHLMC, 0.000%, 04/25/02                              125,000          123,355
                                                                    ---------
	TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES	              5,167,183
                                                                    ---------
TOTAL SHORT-TERM INVESTMENTS (cost $14,407,507)                    14,536,508
                                                                   ----------
TOTAL INVESTMENTS - 163.3% (cost $124,398,317)                    125,147,130
OTHER ASSETS, LESS LIABILITIES - (63.3)%
(48,492,948)
                                                                   ----------
NET ASSETS - 100.0%                                                76,654,182
                                                                   ----------
                                                                   ----------

     The accompanying notes are an integral part of these financial statements.


------------------------------------------------------
MANAGERS SHORT DURATION GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
September 30, 2001
------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 111.1%1
FEDERAL HOME LOAN MORTGAGE CORPORATION - 53.4%
FHLMC 30 Year, 6.500%, TBA                          $ 2,550,000  $ 2,596,219
FHLMC Gold 30 Year, 6.500%, TBA                       2,800,000	 2,841,126
FHLMC Gold 30 Year, 7.500%, TBA                       5,550,000    5,758,125
FHLMC Gold, 8.500%, 05/01/25 through 12/01/25         1,150,042    1,226,893
                                                                 -----------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                    12,422,363
                                                                 -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 40.9%
FNMA 15 Year, 6.000%, TBA                             1,850,000    1,874,281
FNMA, 6.010%, 12/01/08 2                              4,726,257    4,907,070
FNMA, 6.040%, 10/01/08 2                              1,305,880    1,359,755
FNMA 15 Year, 6.500%, TBA                               850,000      875,765
FNMA IO Strip, 7.500%, 04/01/23                       1,226,972      185,960
FNMA IO Strip, 8.000%, 08/25/22                       1,124,327      228,722
FNMA IO Strip, 9.000%, 12/15/16                         473,495       96,764
                                                                  ----------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                      9,528,317
                                                                  ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 14.3%
GNMA, 6.375%, 06/20/22 2                                284,837      291,691
GNMA, 6.500%, 09/15/29                                  772,616      790,704
GNMA, 6.750%, 07/20/18 2                              1,201,952    1,238,598
GNMA, 7.375%, 03/20/21 2                                439,282      448,310
GNMA, 7.750%, 09/20/22 2                                306,706      316,157
GNMA, 9.500%, 07/15/09 through 12/15/17                 223,464      247,894
                                                                  ----------
  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                   3,333,354
                                                                  ----------

U.S. TREASURY BONDS - 2.5%
U.S. Treasury Inflation Protection Bonds,
  3.375%, 01/15/07                                      560,430      576,890
                                                                  ----------
Total U.S. Government and Agency Obligations
  (cost $25,416,394)                                              25,860,924
                                                                  ----------

ASSET BACKED - 18.1%
GMAC Commercial Mortgage Securities,
  6.420%, 08/15/08                                    3,000,000    3,154,497
Nomura Asset Securities Corp., Series 1998-D6,
  Class A1B, 6.590%, 03/17/28                         1,000,000    1,061,932
                                                                  ----------
TOTAL ASSET BACKED (cost $3,891,787)                               4,216,429
                                                                  ----------
                                                     NOTIONAL
INTEREST RATE CAP CONTRACT - 0.1%                     AMOUNT
Salomon Swapco, Expires 04/23/03, Strike Rate 7.500% ----------
  (cost $590,351)                                    50,000,000        3,000
                                                                  ----------

     The accompanying notes are an integral part of these financial statements.


------------------------------------------------------
MANAGERS SHORT DURATION GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
------------------------------------------------------



                                                          SHARES    VALUE
------------------------------------------------------------------------------
PREFERRED STOCK - 10.4%
Home Ownership Funding Corp. 3 (cost $2,691,383)          3,300    2,428,952
                                                                  ----------

SHORT-TERM INVESTMENTS - 18.7%
OTHER INVESTMENT COMPANIES - 7.9%
JPMorgan Prime Money Market Fund
 Institutional Class Shares, 3.230% 4                 1,839,873    1,839,873


REPURCHASE AGREEMENT - 10.1%
State Street Bank & Trust Co., dated 09/28/01, due    PRINCIPAL
 10/01/01, 2.050%, total to be received $2,359,127     AMOUNT
 (secured by $2,350,000 FNMA 4.550%, due 07/23/03),   ---------
  at cost                                             2,358,724   2,358,724

U.S. GOVERNMENT AGENCY
 DISCOUNT NOTES - 0.7% 5,6
FHLMC Discount, 0.000%, 10/11/01                         25,000      24,958
FNMA Discount, 0.000%, 03/22/02 through 04/19/02        135,000     132,520
                                                                 ----------
  TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES                       157,478
                                                                 ----------
  TOTAL SHORT-TERM INVESTMENTS (COST $4,355,677)                  4,356,075
                                                                 ----------
TOTAL INVESTMENTS - 158.4% (COST $36,945,592)                    36,865,380
OTHER ASSETS, LESS LIABILITIES - (58.4)%                        (13,597,123)
                                                                 ----------
NET ASSETS - 100.0%                                             $23,268,257
                                                                -----------
                                                                -----------
     The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------
MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
September 30, 2001
-----------------------------------------------------------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 116.6% 1
FEDERAL HOME LOAN MORTGAGE CORPORATION - 54.6%
FHLMC IO Strip, 6.000%, 04/15/31                $ 1,973,060    $   449,958
FHLMC Gold 30 Year, 6.500%, TBA                   8,500,000      8,640,315
FHLMC Gold 30 Year, 7.500%, TBA                   3,300,000      3,423,750
FHLMC Gold 30 Year, 7.500%, 01/01/31                996,761      1,036,631
                                                               -----------
 TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                   13,550,654
                                                               -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 45.5%
FNMA 15 Year, 6.000%, TBA                         2,050,000      2,076,906
FNMA, 6.000%, 05/15/11 through 1/01/14            3,097,454      3,220,184
FNMA 15 Year, 6.500%, TBA                           800,000        824,250
FNMA 30 Year, 6.500%, TBA                         3,470,000      3,522,761
FNMA, 6.500%, 11/01/28                              201,341        206,027
FNMA 30 Year, 7.500%, TBA                         1,150,000      1,194,563
FNMA IO Strip, 7.500%, 07/01/23                   1,426,471        256,765
                                                              ------------
 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                    11,301,456
                                                              ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 16.5%
GNMA, 6.375%, 06/20/16 through 05/20/212            458,542        469,374
GNMA, 7.125%, 11/20/17 through 12/20/172            238,224        246,144
GNMA, 7.375%, 03/20/162                             203,454        207,501
GNMA, 7.500%, 09/15/28                            2,408,081      2,513,464
GNMA, 7.750%, 08/20/17 through 08/20/182            650,644        670,454
                                                              ------------
 TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                  4,106,937
                                                              ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
	(cost $28,784,954)                                        28,959,047
                                                              ------------

ASSET BACKED - 11.2%
DLJ Commercial Mortgage Corp., 6.410%, 05/10/08     250,000        263,595
GMAC Commercial Mortgage Securities, 6.420%,
  08/15/08                                        2,000,000      2,102,998
Nomura Asset Securities Corp., Series 1998-D6,
 Class A1B, 6.590%, 03/17/28                        400,000        424,773
                                                              ------------
TOTAL ASSET BACKED (cost $2,671,840)                             2,791,366
                                                              ------------

     The accompanying notes are an integral part of these financial statements.

                                7


SHORT-TERM INVESTMENTS - 30.0%
OTHER INVESTMENT COMPANIES - 9.6%
JPMorgan Prime Money Market Fund
 Institutional Class Shares, 3.230%4             2,376,507       2,376,507

REPURCHASE AGREEMENT - 20.1%
State Street Bank & Trust Co., dated 09/28/01,   PRINCIPAL
  Due 10/01/01, 2.050%, total to be received      AMOUNT
  $5,006,328 (secured by $4,985,000 FNMA 4.550%, ---------
  due 07/23/03), at cost                         5,005,473       5,005,473

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 DISCOUNT NOTE - 0.3% 5,6
0.000%, 03/22/02                                    75,000          73,646
                                                                ----------
TOTAL SHORT-TERM INVESTMENTS (cost $7,455,112)                   7,455,626
                                                                ----------

TOTAL INVESTMENTS - 157.8% (cost $38,911,906)                   39,206,039
OTHER ASSETS, LESS LIABILITIES - (57.8)%                       (14,360,500)
                                                                ----------
NET ASSETS - 100.0%                                            $24,845,539
                                                               ===========

See Notes to Schedules of Portfolio Investments on page 9.


     The accompanying notes are an integral part of these financial statements.

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments on pages 4 through 10:

At September 30, 2001, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:



     Fund                 Cost      Appreciation   	Depreciation     Net
---------------       -----------   ------------   ------------   ----------
Stock Market Plus     $124,398,317    $2,519,685   $(1,770,872)   $  748,813
Short Duration          36,945,592       858,634      (938,846)      (80,212)
Intermediate Duration   38,911,906       414,518      (120,385)      294,133


1  Mortgage-backed obligations are subject to principal
   paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 2001.
2	 Adjustable-rate mortgages with coupon rates that adjust
  periodically.  The interest rate shown is the rate in
  effect at September 30, 2001.
3 Security is exempt from registration under Rule 144A of
  the Securities Act of 1933, as amended.  These securities
  may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2001, such securities represented 16.1% of net assets for Stock Market Plus and 10.4% of net assets for Short Duration.
4  Yield shown for this investment company represents the
  September 30, 2001, seven-day average yield, which refers
  to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
5  Zero-coupon security.
6	 Security is held as collateral for futures transactions
  by J.P. Morgan Futures, Inc.

SECURITY RATINGS (unaudited)
The composition of debt holdings as a percentage of portfolio assets.



S&P/MOODY'S RATINGS    Gov't/AAA    AA     A    BBB      BB     Not Rated
-------------------    ---------   ----  ----   ----   -----    ---------
Stock Market Plus         50.7%    1.5%  7.2%   7.1%    0.4%      33.1%
Short Duration            70.5     0.0   0.0    0.0     0.0       29.5
Intermediate Duration     73.4     0.0   0.0    0.0     0.0       26.6


INVESTMENTS ABBREVIATIONS:
DLJ: Donaldson, Lufkin & Jenrette Securities Corp.
FHLMC: Federal Home Loan Mortgage Corporation
FNMA: Federal National Mortgage Association
FFCB: Federal Farms Credit Bank
GMAC: General Motors Acceptance Corporation
GNMA: Government National Mortgage Association
IO: Interest Only
TBA: To be Announced

-----------------------------------------------------------
[THE MANAGERS FUNDS LOGO]
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
September 30, 2001
-----------------------------------------------------------



                            Managers       Managers            Managers
                         U.S. Stock    Short Duration	   Intermediate Duration
	                    Market Plus     Government          Government
                             Fund            Fund                Fund
                          -----------   --------------   ---------------------

Assets:
  Investments at value*   $125,147,130    $36,865,380        $39,206,039
  Cash                           -                 -           5,189,224
  Receivable for investments
    Sold                    27,504,555     11,325,928         15,854,060
  Receivable for Fund shares
    Sold                        17,837          1,080             75,243
  Dividends, interest and
    other receivables        1,538,781        244,667            157,793
  Variation margin on futures
    contracts (note 2)       1,104,924         20,147               -
  Prepaid expenses              14,593          3,259              3,440
                          ------------    -----------        -----------
    Total assets           155,327,820     48,460,461         60,485,799
                          ------------    -----------        -----------
LIABILITIES:
  Payable for investments
    Purchased               45,174,485     25,115,371         35,590,025
  Payable for Fund shares
    Repurchased                 78,724         44,271              4,902
  Interest payable-swap
    Positions                   39,712          -                  -
  Variation margin on futures
    contracts (note 2)           -              -                    766
  Payable for securities sold
    short, at value
    (proceeds $6,540,625)    6,638,125          -                  -
  Payable for options written,
    at value (proceeds $3,271)   -              -                 10,700
  Reverse repurchase agreements
    (proceeds $26,593,000)   26,609,702         -                  -
  Accrued expenses:
    Investment advisory and
    management fee               43,619         5,683              9,094
    Other                        89,271        26,879             24,773
                             ----------    ----------         ----------
    Total liabilities        78,673,638    25,192,204         35,640,260
                             ----------    ----------         ----------
NET ASSETS                  $76,654,182   $23,268,257        $24,845,539
                            ===========   ===========        ===========
Shares outstanding            8,221,326     2,383,328          2,449,290
                            ===========   ===========        ===========
Net asset value, offering and
  Redemption price per share      $9.32         $9.76             $10.14
                                  =====         =====             ======
NET ASSETS REPRESENT:
  Paid-in capital          $138,656,976   $28,301,634        $25,935,018
  Undistributed net investment
    income (loss)              (220,441)       76,912            (38,882)
  Accumulated net realized loss
    From investments, futures
    and option contracts    (60,332,164)   (4,675,331)        (1,354,787)
  Net unrealized appreciation
    (depreciation) of
    investments, futures and
    option contracts         (1,450,189)     (434,958)           304,190
                           ------------   -----------        -----------

NET ASSETS                  $76,654,182   $23,268,257        $24,845,539
                           ============   ===========        ===========
*Investments at cost       $124,398,317   $36,945,592        $38,911,906
                           ============   ===========        ===========


     The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
[THE MANAGERS FUNDS LOGO]
STATEMENT OF OPERATIONS (unaudited)
For the six months ended September 30, 2001
-------------------------------------------------------------




                           Managers        Managers         Managers
                          U.S. Stock   Short Duration  Intermediate Duration
                         Market Plus      Government       Government
                             Fund           Fund              Fund
                         -----------   --------------  ---------------------

INVESTMENT INCOME:
  Interest income        $ 2,141,269    $   738,531      $   737,069
  Dividend income            779,864        219,961            -
                         -----------    -----------      -----------
  Total investment income  2,921,133        958,492          737,069
                         -----------    -----------      -----------

EXPENSES:
  Investment advisory and
    Management fees          337,368         87,872           85,753
  Transfer Agent              82,074          3,307            6,537
  Custodian                   30,117         13,417           11,801
  Trustees fees and expenses   4,762          2,248            2,041
  Professional fees           24,951         11,174           10,062
  Registration fees           15,846         12,336           12,817
  Interest expense           197,009         70,827            -
  Insurance                    2,413            485              429
  Miscellaneous               10,067          2,198            2,025
                         -----------     ----------       ----------
    Total expenses before
      Offsets                704,607        203,864          131,465
  Expense reimbursement      (63,836)       (35,112)         (22,758)
  Expense reductions         (19,642)           (11)            (903)
                         -----------     ----------       ----------
  Net expenses               621,129        168,741          107,804
                         -----------     ----------       ----------
    Net investment income  2,300,004        789,751          629,265
                         -----------     ----------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments
    and option contracts  (2,095,677)      (372,530)        (448,655)
  Net realized loss on
    Futures contracts    (15,688,328)      (338,409)         (66,779)
  Net unrealized appreciation
    of investments and option
    contracts                667,357        291,323          180,309
  Net unrealized appreciation
    (depreciation) of futures
    contracts              6,458,749       (200,900)          66,433
                         -----------     ----------      -----------
  Net realized and
    unrealized gain (loss)
    on investments       (10,657,899)       124,544          628,618
                         -----------    -----------      -----------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS             $(8,357,895)    $  914,295      $ 1,257,883
                         ===========     ==========      ===========

     The accompanying notes are an integral part of these financial statements.


-------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended September 30, 2001 (unaudited)
and for the fiscal year ended March 31.
-------------------------------------------------------

                                                        MANAGERS
                                                U.S. STOCK MARKET PLUS FUND
                                                ---------------------------

                                               SEPT. 30, 2001    MARCH 31, 2001
                                               --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                        $  2,300,004       $  9,963,368
  Net realized gain (loss) on investments       (17,784,005)       (30,182,466)
  Net unreaslized appreciation (depreciation)
    Of investments                                7,126,106        (15,183,557)
                                               ------------       ------------
    Net increase (decrease) in net assets
      Resulting from operations                  (8,357,895)       (35,402,655)
                                               ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (8,471,102)        (3,552,026)
  From net realized gain on investments              -             (12,657,332)
                                               ------------        ------------
    Total distributions to shareholders          (8,471,102)       (16,209,358)
                                               ------------        ------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                    6,444,843         33,176,529
  Net asset value of shares issued in
    connection with reinvestment of
    dividends and distributions                   8,123,421         15,176,529
  Cost of shares repurchased                    (16,878,735)       (92,755,357)
                                               ------------        -----------
    Net increase (decrease) from
      Capital share transactions                 (2,310,471)       (43,969,500)
                                               ------------        -----------
      Total increase (decrease) in net assets   (19,139,468)       (95,581,513)
                                               ------------        -----------

NET ASSETS:
  Beginning of period                            95,793,650        191,375,163
                                               ------------        -----------
  End of period                                $ 76,654,182        $95,793,650
                                               ============        ===========

End of period undistributed
  Net investment income (loss)                 $   (220,441)       $ 5,950,657
                                               ============        ===========

-------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Sale of shares                                    546,566          2,303,868
  Shares issued in connection with reinvestment
    Of dividends and distributions                  753,835          1,075,365
  Shares repurchased                             (1,537,345)        (6,866,966)
                                               ------------         ----------
    Net increase (decrease) in shares              (234,944)        (3,487,733)
                                               ============         ==========

     The accompanying notes are an integral part of these financial statements.


-------------------------------------------------------

         MANAGERS                                        MANAGERS
SHORT DURATION GOVERNMENT FUND            INTERMEDIATE DURATION GOVERNMENT FUND
------------------------------            -------------------------------------

SEPT. 30, 2001     MARCH 31, 2001            SEPT. 30, 2001         MARCH 31,
2001
--------------     --------------            --------------         ------------
--
$      789,751    $    1,892,665            $     629,265         $   1,604,590
        34,121        (1,553,959)                 381,876              (335,300)

        90,423         1,757,872                  246,742             1,845,823
--------------    --------------           --------------         -------------

       914,295         2,096,578                1,257,883             3,115,113
--------------    --------------           --------------         -------------

      (769,782)       (1,888,292)                (758,061)           (1,503,215)
         -                 -                        -                     -
--------------    --------------           --------------         -------------
      (769,782)       (1,888,292)                (758,061)           (1,503,215)
--------------    --------------           --------------         -------------

     3,688,921         8,074,530                2,578,347             8,469,249

       709,813         1,681,126                  711,906             1,276,246
    (7,538,140)      (19,241,009)              (3,021,282)          (18,419,251)
--------------    --------------           --------------          ------------

    (3,139,406)       (9,485,353)                 268,971            (8,673,756)
--------------    --------------           --------------          ------------
    (2,994,893)       (9,277,067)                 768,793            (7,061,858)
--------------    --------------           --------------          ------------

    26,263,150        35,540,217               24,076,746            31,138,604
--------------    --------------           --------------          ------------
$   23,268,257    $   26,263,150           $   24,845,539          $ 24,076,746
==============    ==============           ==============          ============

$       76,912    $       56,943           $      (38,882)         $     89,914
==============    ==============           ==============          ============

--------------------------------------------------------------------------------

       377,622           838,200                  258,120               876,621

        72,790           174,621                   71,357               132,684
      (771,128)       (1,996,794)                (302,114)           (1,911,137)
--------------     -------------           --------------          ------------
      (320,716)         (983,973)                  27,363              (901,832)
==============     =============           ==============          ============

     The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------
MANAGERS U.S. STOCK MARKET PLUS FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the six months ended
September 30, 2001,(unaudited) and each fiscal year
ended March 31.
------------------------------------------------------------



                       SEPT 30,               FISCAL YEAR ENDED MARCH 31,
                                        ----------------------------------------
                         2001      2001      2000     1999     1998      1997
                        ------   -------    ------   ------   ------    ------

NET ASSET VALUE,
  BEGINNING OF PERIOD   $11.33    $16.02    $16.78   $16.86   $12.56    $12.27
                        ------   --------   -------  -------  -------   ------

INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income   0.16      1.00      0.88     0.69     0.59      0.59
  Net realized and
    Unrealized gain (loss)
    on investments       (1.28)    (4.34)     1.38     1.76     4.94      1.82
                        ------    ------    ------    ------   ------   ------

    Total from investment
      Operations         (1.12)    (3.34)     2.26     2.45     5.53      2.41
                        ------    ------    ------    ------   ------   ------

LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income  (0.89)    (0.30)    (0.98)   (0.62)   (0.59)    (0.59)
  Net realized gain on
    Investments             -      (1.05)    (2.04)   (1.91)   (0.64)    (1.53)
                        ------    ------     ------    ------   ------   ------

      Total distributions to
        Shareholders     (0.89)    (1.35)    (3.02)   (2.53)   (1.23)    (2.12)
                        ------    ------     ------    ------   ------   ------

NET ASSET VALUE,
END OF PERIOD            $9.32     $11.33    $16.02   $16.78   $16.86    $12.56
                        ======     ======     ======   ======   ======   ======
-------------------------------------------------------------------------------
Total Return (a)        (10.00)%(d)(22.47)%   14.91%   17.17%   45.71%    21.41%
================================================================================
Ratio of net operating
  expenses to average
  net assets (b)          0.88%(e)   0.88%     0.88%    0.88%    0.88%    0.88%
Ratio of total expenses
  to average net assets   1.46%(c,e) 1.02%(c)  1.01%    1.04%    1.23%    2.60%
Ratio of net investment
  income to average net
  assets (a)              4.77%(e)   6.17%     5.47%    4.62%    4.79%    5.30%
Portfolio turnover         343%(d)    624%      442%     527%     424%     182%
Net assets at end of period
  (000's omitted)      $76,654    $95,794  $191,375 $185,584 $136,667  $13,507


(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) After expense offsets. (See Note 1(c) of "Notes to
    Financial Statements.")
(c) Includes interest expense for the six months ended
    September 30, 2001 and fiscal year ended March 31,
    2001 of 0.41% and 0.04%, respectively.  (See Note
    1(i) of "Notes to Financial Statements.")
(d) Not annualized.
(e) Annualized.

----------------------------------------------------------
MANAGERS SHORT DURATION GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the six months ended
September 30, 2001, (unaudited) and each fiscal year
ended March 31.
----------------------------------------------------------


                          SEPT. 30,       Fiscal Year Ended March 31,
                                     ------------------------------------
                            2001     2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------   ------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $9.71     $9.64    $9.94    $9.92    $9.83    $9.74

INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income     0.33      0.74     0.54     0.45     0.48     0.48
  Net realized and
    unrealized gain (loss)
    on investments          0.03     (0.06)   (0.27)    0.02     0.12     0.14
                           ------   ------   ------   ------   ------   ------

  Total from investment
    Operations              0.36      0.68     0.27     0.47     0.60     0.62
                           ------   ------   ------   ------   ------   ------

LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income    (0.31)    (0.61)   (0.57)   (0.45)   (0.51)   (0.48)
  In excess of net investment
    Income                   -          -        -        -       -      (0.05)
                           ------   ------   ------   ------   ------   ------

Total distributions to
  Shareholders             (0.31)    (0.61)   (0.57)   (0.45)   (0.51)   (0.53)
                           ------   ------   ------   ------   ------   ------

NET ASSET VALUE,
END OF PERIOD              $9.76     $9.71    $9.64    $9.94    $9.92    $9.83
                           ======   ======   ======   ======   ======   ======
--------------------------------------------------------------------------------
Total Return (a)            3.59%(d)  7.35%    2.75%    4.83%    6.24%    6.57%
================================================================================
Ratio of net operating expenses
  to average net assets (b) 0.78%(e)  0.78%    0.78%    0.78%    0.78%    0.78%
Ratio of total expenses
  to average net assets     1.62%(c,e)2.18%(c) 1.07%    1.00%    1.00%    0.93%
Ratio of net investment income
  to average net assets (a) 6.29%(e)  6.24%    6.01%    4.78%    5.28%    5.04%
Portfolio turnover           424%(d)   866%     268%     298%     626%     556%
Net assets at end of period
  (000's omitted)        $23,268   $26,263  $35,540  $60,807  $78,428 $118,989
================================================================================

(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) After expense offsets. (See Note 1(c) of "Notes to
    Financial Statements.")
(c) Includes interest expense for the six months ended
    September 30, 2001 and fiscal year ended March 31,
    2001 of  0.56% and 1.14%, respectively.  (See Note
    1(i) of "Notes to Financial Statements.")
(d) Not annualized.
(e) Annualized.

-------------------------------------------------------
MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the six months ended
September 30, 2001, (unaudited) and each fiscal year ended
March 31.
--------------------------------------------------------


                          SEPT. 30,       Fiscal Year Ended March 31,
                                     ------------------------------------
                            2001     2001     2000     1999     1998     1997
                           ------   ------   ------   ------   ------   ------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $9.94     $9.37    $9.91   $10.00    $9.73   $10.01

INCOME FROM
INVESTMENT OPERATIONS:
  Net investment income     0.26      0.61     0.53     0.53     0.59     0.60
  Net realized and
    unrealized gain (loss)
    on investments          0.25      0.49    (0.50)    0.03     0.42    (0.02)
                           ------   ------   ------   ------   ------   ------
     Total from investment
      Operations            0.51      1.10     0.03     0.56     1.01     0.58
                           ------   ------   ------   ------   ------   ------

LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income    (0.31)    (0.53)   (0.53)   (0.52)   (0.56)   (0.61)
  In excess of net investment
    Income                    -         -     (0.02)      -        -        -
  Net realized gain
    on investments            -         -     (0.02)   (0.13)   (0.18)   (0.25)
                           ------   ------   ------   ------   ------   ------
    Total distributions to
      Shareholders         (0.31)    (0.53)   (0.57)   (0.65)   (0.74)   (0.86)

NET ASSET VALUE,
  END OF PERIOD           $10.14     $9.94    $9.37    $9.91   $10.00    $9.73
                          ======    ======   ======   ======   ======   ======
--------------------------------------------------------------------------------
Total Return (a)            4.31%(d) 12.17%    0.40%    5.73%   10.65%    5.92%
================================================================================
Ratio of net operating expenses
  to average net assets (b) 0.88%(e)  0.88%    0.88%    0.88%    0.88%    0.88%
Ratio of total expenses
  to average net assets     1.07%(e)  1.07%(c) 1.06%    1.06%    1.13%    1.16%
Ratio of net investment income
  to average net assets (a) 5.14%(e)  5.85%    5.72%    5.25%    5.61%    6.19%
Portfolio turnover           549%(d)   690%     455%     423%     583%     409%
Net assets at end of period
  (000's omitted)        $24,846   $24,077  $31,139  $55,126  $38,642  $37,736
================================================================================

(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) After expense offsets. (See Note 1(c) of "Notes to
    Financial Statements.")
(c) Includes interest expense for the fiscal year ended
    March 31, 2001 of  0.01%.  (See Note 1(i) of "Notes to
    Financial Statements.")
(d) Not annualized.
(e) Annualized.

------------------------------------------------------------
[THE MANAGERS FUNDS LOGO]
NOTES TO FINANCIAL STATEMENTS (unaudited)
September 30, 2001
------------------------------------------------------------
(1)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Managers Trust I ("Trust I"), and Managers Trust II
("Trust II"), (collectively, the "Trusts") are each a no-load, open-end, management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, Trust I is comprised of Managers U.S. Stock Market Plus Fund ("Stock Market Plus"). Trust II currently offers shares in two series: Managers Short Duration Government Fund ("Short Duration"), and Managers Intermediate Duration Government Fund ("Intermediate Duration").

The financial statements of Stock Market Plus, Short
Duration and Intermediate Duration (each a "fund" and collectively, the "Funds") are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

(a)     VALUATION OF INVESTMENTS
Equity securities traded on a domestic or international securities exchange and over-the counter securities are valued at the last quoted sales price, or, lacking any sales, at last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented, by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.
For Stock Market Plus, equity index futures are valued at the close of the New York Stock Exchange. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trusts.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b)     SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

(c)     INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date.
Interest income is determined on the basis of interest accrued. Discounts and premiums are amortized using the effective interest method when required for Federal income tax purposes. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. An expense that cannot be directly attributed to a particular Fund are apportioned among the Funds, and in some cases other
Funds in the family, based upon their relative net assets or number of shareholders.

Each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is credited with an interest factor equal to 75% of the nightly Federal Funds
Rate for account balances left not invested overnight.
These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended September 30, 2001, under these arrangements the custody expenses were reduced as follows: Stock Market
Plus - $19,642, Short Duration - $11 and Intermediate
Duration - $903.

The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through at least July 31, 2002, to waive its fees and/or bear expenses of each Fund to cause total operating expenses (excluding interest, taxes, organizational expenses and other capitalized expenses and extraordinary expenses) to not exceed the annual rate of 0.88% for Stock Market Plus and Intermediate Duration, and 0.78% for Short Duration (the
"Expense Agreements"). The Expense Agreements would not apply during any period that the total net assets of a Fund are below $50 million or if the shareholders of that Fund approve a fund management agreement or a merger of that Fund into another mutual fund. The Investment
Manager has also made a voluntary undertaking to limit the total operating expenses (excluding interest, taxes, organizational expenses and other capitalized expenses and extraordinary expenses) to 0.88% for Stock Market
Plus and Intermediate Duration, and 0.78% for Short
Duration for the fiscal year ended March 31, 2002.

(d)     DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income, if any, normally are declared and paid monthly for Intermediate
Duration and Short Duration. Dividends resulting from net investment income, if any, normally are declared and paid quarterly for Stock Market Plus. Distributions of capital gains, if any, will be made on an annual basis in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, options, futures and market discount transactions.
Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)     FEDERAL TAXES
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.

(f)     CAPITAL LOSS CARRYOVERS
As of September 30, 2001, each Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through March 31, 2009.



                       Capital Loss
Fund	               Carryover Amounts       Expires Mar. 31,
----                 -----------------       ----------------

Stock Market Plus      $16,102,872               2009

Short Duration             658,505               2004
                           829,556               2005
                           760,963               2008
                         1,568,229               2009

Intermediate Duration    1,373,900               2009


(g)     CAPITAL STOCK
Each Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.
Dividends and distributions to shareholders are recorded on the ex-dividend date.

At September 30, 2001, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following
Funds: Stock Market Plus - 1 owns 40%; Short Duration - 3 own 75%; Intermediate Duration - 1 owns 70%.

(h)     REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i)     REVERSE REPURCHASE AGREEMENTS
A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Reverse Repurchase agreements as of September 30, 2001:

                    Principal                              	        Current
  Fund	         Amount            Security                     Liability
  ----              ---------          --------                     ----------

Stock Market Plus $ 4,043,000   GNMA 6.000%, 04/20/29               $ 4,045,539
                    1,180,000   GNMA 6.375%, 06/20/21                 1,180,741
                   14,139,000   GNMA 6.500%, 03/15/28 to 11/15/29    14,147,881
                    1,483,000   GNMA 7.125%, 12/01/17                 1,483,931
                      831,000   GNMA 7.500%, 11/15/29                   831,522
                    4,917,000   FNMA 7.000%, 08/01/27 to 02/01/29     4,920,088


(j)  DOLLAR ROLL AND REVERSE DOLLAR ROLL AGREEMENTS
A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. When a fund invests in a dollar roll, it is compensated by the difference between the current sales price and the forward price for the future purchase as well as by earnings on the cash proceeds of the initial sale. A reverse dollar roll is agreement to buy securities for delivery in the current month and to sell substantially similar securities on a specified future date, typically at a lower price.
During the roll period, the fund receives the principal and interest on the securities purchased in compensation for the cash invested in the transaction.

(k)  SHORT SALES
A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market value of that security will decline. Each of the Funds expects to engage in short sales as a form of hedging in order to shorten the overall duration of its portfolio and maintain portfolio flexibility. While a short sale may act as an effective hedge to reduce the market or interest rate risk of a portfolio, it may also result in losses, which can reduce the portfolio's total return.

Short Sales as of September 30, 2001:


                   Principal                             	     Current
  Fund              Amount            Security      Proceeds    Liability
  ----             ---------          --------      --------    ---------
Stock Market Plus  $6,500,000   GNMA 30 Year 6.500% $6,540,625  $(6,638,125)


(l)  FUTURES CONTRACTS HELD OR ISSUED FOR PURPOSES OTHER
THAN TRADING
Each of the Funds uses interest-rate futures contracts for risk management purposes in order to reduce fluctuations in each Fund's net asset values relative to each Fund's targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The
Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Stock Market Plus had the following open futures contracts as of September 30, 2001:



                        Number of	                    Expiration  Unrealized
      Type              Contracts      Position	        Month       Gain/(Loss)
---------------------   ---------      --------      ----------     -----------

10-Year U.S. Treasury       60           Long        December 2001 $  161,972
2-Year U.S. Treasury        33           Long        December 2001        960
5-Year U.S. Treasury       195           Short       December 2001   (395,864)
10-Year U.S. Treasury      166           Short       December 2001   (395,067)
U.S. Treasury Bond          24           Short       December 2001    (10,086)
Federal Funds                2           Long        October 2001       5,452
3 Month Eurodollar         106           Short       December 2001   (229,056)
3 Month Eurodollar          65           Long        March 2002        10,335
3 Month Eurodollar          34           Long        June 2002         65,169

                        20

3 Month Eurodollar          57           Short       September 2002  (303,550)
3 Month Eurodollar          20           Long        December 2002     49,132
3 Month Eurodollar          85           Short       March 2003      (434,239)
3 Month Eurodollar          52           Long        June 2003        129,617
3 Month Eurodollar          79           Short       September 2003  (299,685)
3 Month Eurodollar           5           Long        December 2003      8,173
3 Month Eurodollar          43           Short	     March 2004       (96,105)
3 Month Eurodollar           3           Long        June 2004          4,331
3 Month Eurodollar          14           Long        September 2004    22,891
3 Month Eurodollar          28           Long        December 2004     52,778
3 Month Eurodollar          86           Short       March 2005      (189,799)
3 Month Eurodollar           4           Short       September 2005    (2,564)
3 Month Eurodollar           2           Long        December 2005      2,134
3 Month Eurodollar           4           Short       March 2006        (2,114)
3 Month Eurodollar           1           Long        June 2006            700
3 Month Eurodollar          29           Long        September 2006     9,400
3 Month Eurodollar           1           Short       September 2006    (1,128)
3 Month Eurodollar           8           Long        December 2006     12,163
3 Month Eurodollar          31           Short       March 2007       (33,894)
3 Month Eurodollar           7           Short       June 2007         (7,563)
3 Month Eurodollar           7           Short       September 2007    (7,350)
3 Month Eurodollar          10           Short       December 2007    (11,198)
3 Month Eurodollar           8           Short       March 2008        (7,941)
3 Month Eurodollar           3           Short       June 2008         (2,123)
3 Month Eurodollar           1           Short       September 2008      (491)
                                                     Total         (1,894,610)

Short Duration had the following open futures contracts as of September 30, 2001:

                        Number of	                 Expiration     Unrealized
      Type             	Contracts	  Position	       Month        Gain/(Loss)
-------------------     ----------    --------       ----------     -----------
2-Year U.S. Agency          1           Long         December 2001          12
5-Year U.S. Treasury       80           Short        December 2001    (148,944)
10-Year U.S. Treasury      59           Short        December 2001    (175,649)
U.S. Treasury Bond          3           Long         December 2001       6,739
Month Eurodollar            9           Long         December 2001       4,461
3 Month Eurodollar          7           Long         March 2002         14,073
3 Month Eurodollar         15           Long         September 2002     27,483
3 Month Eurodollar          4           Long         December 2002      10,536
3 Month Eurodollar         12           Long         June 2003          30,244
3 Month Eurodollar         19           Short        June 2004         (67,554)
3 Month Eurodollar          1           Long         September 2004        859
3 Month Eurodollar         10           Short        September 2004     (3,048)
3 Month Eurodollar          2           Long         December 2004       2,443
3 Month Eurodollar          2           Long         March 2005          2,443
3 Month Eurodollar          7           Short        June 2005         (12,300)

                         21

3 Month Eurodollar          2           Short        September 2005     (2,932)
3 Month Eurodollar          9           Short        December 2005     (18,248)
3 Month Eurodollar         12           Short        March 2006        (26,285)
3 Month Eurodollar          3           Long         June 2006           3,627
3 Month Eurodollar         10           Long         September 2006      4,089
3 Month Eurodollar          3           Long         December 2006       4,464
3 Month Eurodollar          1           Short        September 2007     (1,166)
3 Month Eurodollar          1           Short        December 2007      (1,103)
3 Month Eurodollar          1           Long         March 2008          1,409
3 Month Eurodollar          3           Short        March 2008         (3,236)
3 Month Eurodollar          1           Short        September 2008       (854)
3 Month Eurodollar          1           Short        December 2008        (841)
3 Month Eurodollar          1           Short        March 2009           (841)
3 Month Eurodollar          1           Short        June 2009            (854)
3 Month Eurodollar          1           Short        September 2009       (866)
3 Month Eurodollar          1           Short        December 2009        (866)
3 Month Eurodollar          1           Short        March 2010           (891)
3 Month Eurodollar          1           Short        June 2010            (916)
3 Month Eurodollar          1           Short        September 2010       (941)
3 Month Eurodollar          1           Short        December 2010        (941)
3 Month Eurodollar          1           Long         March 2011          1,646
                                                     Total            (354,746)

Intermediate Duration had the following open futures contracts as of September 30, 2001:


                        Number of	                 Expiration     Unrealized
      Type             	Contracts	  Position	       Month        Gain/(Loss)
-------------------     ----------    --------       ----------     -----------
10-Year U.S. Treasury       6           Long         December 2001      15,541
5-Year U.S. Treasury        8           Short        December 2001     (15,919)
10-Year U.S. Treasury      14           Short        December 2001     (41,129)
Federal Funds               1           Long         September 2001      2,892
3 Month Eurodollar         19           Long         June 2002          49,894
3 Month Eurodollar          3           Long         September 2002      3,989
3 Month Eurodollar         14           Long         September 2004      2,984
                                                     Total              18,252


Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Funds' ability to close futures positions at times when the Funds' portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

(m)  Derivative Financial Instruments Held or Issued for
     Trading Purposes
Stock Market Plus invests in futures contracts on the S&P 500 Index whose returns are expected to track movements in the S&P 500 Index.

Stock Market Plus had the following open futures contracts on the S&P 500 Index as of September 30, 2001:


Number of	                 Expiration     Unrealized
Contracts	  Position	       Month        Gain/(Loss)
---------     --------       ----------     -----------

   189          Long         December 2001    (206,894)


(n)  Assets Pledged to Cover Margin Requirements for Open
     Futures Positions
The aggregate market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2001 was:


                Fund          Assets Pledged
             ----------       --------------

          Stock Market Plus      $5,167,183
          Short Duration            157,478
          Intermediate Duration      73,646


(o)  INTEREST RATE CAPS AND SWAP CONTRACTS AND OPTIONS
The Funds may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts ("swaptions") give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement.
If the counter party to the swap transaction defaults, the Funds will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Funds will succeed in pursuing contractual remedies. The Funds may thus assume the risk that payments owed the Funds under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of "marking to market." When the swap agreement or swaption is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract, if any. In each of the contracts, the Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract.

(2)  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trusts have each entered into separate Fund Management
Agreements with the Investment Manager dated August 1,
2000. Under these agreements, the Investment Manager provides or oversees investment advisory and management services to the Funds. The Investment Manager selects sub-advisors for each Fund (subject to Trustee approval), and monitors the portfolio managers' investment programs and results. The Funds' are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC.
Each Fund's investment portfolio is currently managed by Smith Breeden, pursuant to Sub-Advisory Agreements by and between the Investment Manager on behalf of each Fund and Smith Breeden. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Investment advisory and management fees of 0.70% per annum are paid directly by each Fund to the Investment Manager based on average daily net assets.

The aggregate annual fee paid to each independent Trustee for serving as a Trustee of the Trusts is $2,000. The
Trustees fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trusts for the six months ended
September 30, 2001.

(3)	PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, for the six months ended September 30, 2001, were as follows.



                         Long-Term Securities        U.S. Government Securities
                         --------------------        --------------------------
      Fund               Purchases      Sales        Purchases           Sales
      ----               ---------    --------       ---------         ---------
Stock Market Plus       $425,933,637  $452,927,911   $3,551,310       $3,573,477
Short Duration           140,620,403   146,282,545      916,677        1,253,957
Intermediate Duration    169,238,689   166,203,115        N/A              N/A


(4)  PORTFOLIO SECURITIES LOANED
The Funds may participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan. The custodian invests collateral received in the form of cash temporarily in money market funds. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5)  RISKS ASSOCIATED COLLATERAL MORTGAGE OBLIGATIONS
     ("CMO's")
The net asset value of the Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMO's and other derivatives, whose values can be significantly impacted by interest rate movements. CMO's are obligations collateralized by a portfolio of mortgages or mortgage-related securities.
Payments of principal and interest on the mortgages are passed through to the holder of the CMO's on the same schedule as they are received, although certain classes of CMO's have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMO's may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.
CMO's may have a fixed or variable rate of interest.

           [THE MANAGERS FUNDS LOGO]
THE MANAGERS FUNDS PERFORMANCE (UNAUDITED)
All periods ended September 30, 2001
-----------------------------------------------------------

                               AVERAGE ANNUAL TOTAL RETURNS (A)
               -----------------------------------------------------------------
                   SIX                                          SINCE  INCEPTION
EQUITY FUNDS:     MONTHS   1 YEAR  3 YEARS   5 YEARS  10 YEARS INCEPTION  DATE
              ------------------------------------------------------------------
Value             (7.91)%  (3.35)%   6.24%     9.93%   11.87%   12.91%  Oct. '84
Capital
  Appreciation   (20.88)% (55.42)%   6.76%    11.48%   12.89%   14.17%  Jun. '84
Small Company     (8.83)% (31.55)%     -        -        -     (24.99)% Jun. '00
Special Equity   (11.37)% (32.28)%  11.31%     7.91%   13.27%   14.04%  Jun. '84
International
  Equity         (14.02)% (25.59)%  (1.30)%    2.53%    7.85%   10.27%  Dec. '85
Emerging Markets
  Equity         (21.46)%   6.90%      -        -               (5.31)% Feb. '98
U.S. Stock
  Market Plus    (10.00)% (27.61)%   0.81%     9.04%     -      12.89%  Jun. '92
INCOME FUNDS:
Money Market       1.92%    4.94%    5.21%     5.26%    4.57%    5.78%  Jun. '84
Short Duration
  Government       3.59%    7.85%    5.38%     5.60%     -       5.49%  Mar. '92
Intermediate Bond  4.31%   10.85%    5.78%     6.13%    6.28%    7.84%  Jun. '84
Intermediate
  Duration
  Government       5.22%   11.86%    6.63%     7.37%     -       7.84%  Mar. '92
Bond               4.09%    9.81%    7.61%     8.21%    8.48%   10.19%  Jun. '84
Global Bond        3.95%    4. 81%  (2.11)%    1.65%     -       3.45%  Mar. '94
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
WHEN REDEEMED, MAY BE MORE OR LESS THAN THE ORIGINAL COST.
AN INVESTMENT IN MANAGERS MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH
MANAGERS MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE
OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO
LOSE MONEY BY INVESTING IN THE FUND. ADDITIONAL RISKS ARE
ASSOCIATED WITH INVESTING IN INTERNATIONAL AND EMERGING
MARKETS, AND SUCH SECURITIES MAY BE CONSIDERED
SPECULATIVE. THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING
IN SMALL-CAP COMPANIES, SUCH AS INCREASED VOLATILITY.
FOR MORE INFORMATION REGARDING THE MANAGERS FUNDS,
INCLUDING FEES, EXPENSES AND RISKS, PLEASE CALL (800) 835-
3879 OR VISIT OUR WEBSITE AT WWW. MANAGERSFUNDS. COM FOR A
PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE
YOU INVEST OR SEND MONEY. THE PROSPECTUS IS NOT AN OFFER TO
SELL SHARES IN THE FUNDS. DISTRIBUTED BY MANAGERS
DISTRIBUTORS, INC. A NASD MEMBER.

(a) Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

                [THE MANAGERS FUNDS LOGO]
           WE PICK THE TALENT, YOU REAP THE RESULTS.



INVESTMENT MANAGER                   THE MANAGERS FUNDS
AND ADMINISTRATOR                    EQUITY FUNDS:
The Managers Funds LLC               VALUE FUND
40 Richards Avenue                     Armstrong Shaw Associates Inc.
Norwalk, Connecticut 06854-2325        Osprey Partners Investment Mgmt., LLC
(203) 857-5321 or (800) 835-3879     CAPITAL APPRECIATION FUND
                                       Essex Investment Management Co., LLC
CUSTODIAN                              Holt-Smith & Yates Advisors, Inc.
State Street Bank & Trust Company    SMALL COMPANY FUND
1776 Heritage Drive                    Kalmar Investment Advisers
North Quincy, Massachusetts 02171      HLM Management Co., Inc.
                                     SPECIAL EQUITY FUND
LEGAL COUNSEL                          Goldman Sachs Asset Management
Goodwin Procter LLP                    Pilgrim Baxter & Associates, Ltd.
Exchange Place                         Westport Asset Management, Inc.
Boston, Massachusetts 02109-2881       Kern Capital Management LLC
                                       Skyline Asset Management, L.P.
TRANSFER AGENT                       INTERNATIONAL EQUITY FUND
Boston Financial Data Services, Inc.   Zurich Scudder Investments, Inc.
attn: The Managers Funds               Lazard Asset Management
P.O. Box 8517                          Mastholm Asset Management, LLC
Boston, Massachusetts 02266-8517     EMERGING MARKETS EQUITY FUND
(800) 252-0682                         Rexiter Capital Management Limited
                                     U.S. STOCK MARKET PLUS FUND
TRUSTEES                               Smith Breeden Associates, Inc.
Jack W. Aber
William E. Chapman, II               INCOME FUNDS:
Sean M. Healey*                      MONEY MARKET FUND
Edward J. Kaier                        J.P. Morgan Fleming Asset Mgmt., Inc.
Madeline H. McWhinney                SHORT DURATION
Steven J. Paggioli                    GOVERNMENT FUND
Eric Rakowski                          Smith Breeden Associates, Inc.
Thomas R. Schneeweis                 INTERMEDIATE BOND FUND
*Interested Person                     Metropolitan West Asset Mgmt., LLC
                                     INTERMEDIATE DURATION
This report is prepared for the       GOVERNMENT FUND
Information of shareholders. It        Smith Breeden Associates, Inc.
is authorized for distribution       BOND FUND
to prospective investors only          Loomis, Sayles & Co. L.P.
when preceded or accompanied by      GLOBAL BOND FUND
an effective prospectus, which         Rogge Global Partners, plc.
is available by calling
1-800-835-3879. Distributed by
Managers Distributors, Inc.,
a NASD Member.

                        www.managersfunds.com